UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2014

Country	Percentage of Fund Investments
Brazil	5.58%
Canada	3.80%
Hungary	7.30%
Iceland	0.24%
Indonesia	1.92%
Ireland	8.30%
Lithuania	0.56%
Malaysia	9.86%
Mexico	8.09%
Peru	1.15%
Philippines	0.93%
Poland	8.19%
Russia	1.19%
Serbia	0.69%
Singapore	5.39%
Slovenia	0.87%
South Korea	14.05%
Sweden	4.86%
Ukraine	4.49%
United States	12.02%
Vietnam	0.52%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,024.40	$6.48

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46

*Expenses are equal to the Fund's annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(a)
$74,300	BRL, 0.00%, 01/01/2015	$318,526
170,000	BRL, 0.00%, 01/01/2016	653,950
335,000	BRL, 0.00%, 07/01/2016	1,217,691
328,000	BRL, 0.00%, 01/01/2017	1,126,567
187,000	BRL, 0.00%, 01/01/2018	570,768
	Brazil Notas do Tesouro Nacional Series B
284,000	BRL, 6.00%, 05/15/2015	3,206,070
898	BRL, 6.00%, 08/15/2016	1,032,012
460,000	BRL, 6.00%, 08/15/2018	5,171,177
93,000	BRL, 6.00%, 08/15/2022	1,037,693
100,000	BRL, 6.00%, 05/15/2045	1,087,062
	Brazil Notas do Tesouro Nacional Series F
140,000	BRL, 10.00%, 01/01/2017	612,400
212,000	BRL, 10.00%, 01/01/2019	903,244
65,000	BRL, 10.00%, 01/01/2021	268,805
288,000	BRL, 10.00%, 01/01/2023	1,168,967
	Canadian Government Bond
3,183,000	CAD, 2.25%, 08/01/2014	2,986,272
1,851,000	CAD, 1.00%, 11/01/2014	1,734,620
1,646,000	CAD, 2.00%, 12/01/2014	1,549,127
4,498,000	CAD, 1.00%, 02/01/2015	4,215,950
	Financing of Infrastrucural Projects State Enterprise(b)
100,000	8.38%, 11/03/2017	94,500
200,000	7.40%, 04/20/2018	190,750
	Hungary Government Bond
80,210,000	HUF, 6.75%, 08/22/2014	356,424
24,500,000	HUF, 8.00%, 02/12/2015	112,018
46,880,000	HUF, 7.75%, 08/24/2015	220,101
39,000,000	HUF, 5.50%, 02/12/2016	181,202
1,466,080,000	HUF, 5.50%, 12/22/2016	6,924,057
51,880,000	HUF, 6.75%, 02/24/2017	252,911
443,280,000	HUF, 6.75%, 11/24/2017	2,203,684
180,000,000	HUF, 4.00%, 04/25/2018	818,446
361,750,000	HUF, 5.50%, 12/20/2018	1,747,192
106,480,000	HUF, 6.50%, 06/24/2019	538,196
26,690,000	HUF, 7.50%, 11/12/2020	142,644
44,240,000	HUF, 7.00%, 06/24/2022	233,525
14,490,000	HUF, 6.00%, 11/24/2023	72,534
32,750,000	HUF, 5.50%, 06/24/2025	159,092
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	58,639
1,370,000	4.13%, 02/19/2018	1,428,225
910,000	EUR, 5.75%, 06/11/2018	1,412,724
1,195,000	6.25%, 01/29/2020	1,350,804
1,100,000	EUR, 3.88%, 02/24/2020	1,607,901
1,310,000	6.38%, 03/29/2021	1,493,400
2,540,000	5.38%, 02/21/2023(c)	2,733,675

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$710,000	Iceland Government International Bond(b)
	5.88%, 05/11/2022	$783,491
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	2,118,578
10,000,000,000	IDR, 11.50%, 09/15/2019	970,060
25,793,000,000	IDR, 11.00%, 11/15/2020	2,496,635
1,245,000,000	IDR, 8.25%, 07/15/2021	106,070
3,510,000,000	IDR, 12.90%, 06/15/2022	374,922
2,400,000,000	IDR, 12.00%, 09/15/2026	256,096
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	3,791,606
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017	2,798,034
717,000	EUR, 4.50%, 10/18/2018	1,139,727
1,769,000	EUR, 4.40%, 06/18/2019	2,831,829
3,445,000	EUR, 5.90%, 10/18/2019	5,911,871
1,609,000	EUR, 4.50%, 04/18/2020	2,606,523
4,305,000	EUR, 5.00%, 10/18/2020	7,190,995
2,803,130	EUR, 5.40%, 03/13/2025	4,863,544
	Korea Monetary Stabilization Bond
222,300,000	KRW, 2.82%, 08/02/2014	219,752
3,076,000,000	KRW, 2.72%, 09/09/2014	3,040,845
886,200,000	KRW, 2.78%, 10/02/2014	876,280
555,700,000	KRW, 2.84%, 12/02/2014	549,767
686,670,000	KRW, 2.74%, 02/02/2015	679,169
2,763,620,000	KRW, 2.47%, 04/02/2015	2,728,708
3,358,900,000	KRW, 2.76%, 06/02/2015	3,323,988
506,600,000	KRW, 2.66%, 06/09/2015	500,885
5,667,770,000	KRW, 2.80%, 08/02/2015	5,612,131
208,000,000	KRW, 2.81%, 10/02/2015	206,020
8,002,700,000	KRW, 2.90%, 12/02/2015	7,937,601
290,870,000	KRW, 2.78%, 02/02/2016	288,049
1,495,400,000	KRW, 2.80%, 04/02/2016	1,481,484
2,398,000,000	KRW, 2.79%, 06/02/2016	2,375,808
	Korea Treasury Bond
183,000,000	KRW, 3.25%, 12/10/2014	181,372
66,900,000	KRW, 4.50%, 03/10/2015	66,967
928,500,000	KRW, 3.25%, 06/10/2015	923,083
348,000,000	KRW, 4.00%, 09/10/2015	349,447
9,585,290,000	KRW, 2.75%, 12/10/2015	9,490,256
133,800,000	KRW, 4.00%, 03/10/2016	135,171
2,701,800,000	KRW, 2.75%, 06/10/2016	2,674,770
2,635,600,000	KRW, 3.00%, 12/10/2016	2,624,106
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	992,250
730,000	6.13%, 03/09/2021(b)	852,932
	Malaysia Government Bond
7,870,000	MYR, 3.43%, 08/15/2014	2,452,028
9,040,000	MYR, 3.74%, 02/27/2015	2,826,209

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$4,790,000	MYR, 3.84%, 08/12/2015	$1,503,216
17,796,000	MYR, 4.72%, 09/30/2015	5,648,016
1,810,000	MYR, 3.20%, 10/15/2015	563,999
4,400,000	MYR, 3.17%, 07/15/2016	1,367,035
	Mexican Bonos
61,930,000	MXP, 9.50%, 12/18/2014	4,912,712
6,959,000	MXP, 6.00%, 06/18/2015	551,072
58,253,000	MXP, 8.00%, 12/17/2015	4,793,521
11,753,000	MXP, 6.25%, 06/16/2016	955,166
9,688,000	MXP, 7.25%, 12/15/2016	809,375
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	160,567
1,045,000	MXP, 5.00%, 06/16/2016	453,501
1,048,000	MXP, 3.50%, 12/14/2017	454,026
721,000	MXP, 4.00%, 06/13/2019	321,571
567,000	MXP, 2.50%, 12/10/2020	234,269
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,783,906
	Philippine Government Bond
3,200,000	PHP, 7.00%, 01/27/2016	78,585
34,890,000	PHP, 1.63%, 04/25/2016	787,526
1,710,000	PHP, 9.13%, 09/04/2016	44,544
	Poland Government Bond
2,995,000	PLN, 2.19%, 07/25/2014(a)	984,724
3,319,000	PLN, 5.50%, 04/25/2015	1,119,885
3,448,000	PLN, 2.38%, 07/25/2015(a)	1,107,211
2,573,000	PLN, 6.25%, 10/24/2015	888,676
16,247,000	PLN, 2.42%, 01/25/2016(a)	5,151,918
15,020,000	PLN, 5.00%, 04/25/2016	5,164,933
19,600,000	PLN, 4.75%, 10/25/2016	6,775,356
4,072,000	PLN, 2.72%, 01/25/2017(d)	1,339,902
4,130,000	PLN, 2.72%, 01/25/2021(d)	1,340,220
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,081,000
	Republic of Serbia(b)
410,000	5.25%, 11/21/2017	427,425
810,000	4.88%, 02/25/2020	820,125
900,000	7.25%, 09/28/2021	1,026,000
3,397,600	Russian Foreign Eurobond(e)
	4.20%, 03/31/2030	3,934,896
	Singapore Government Bond
1,390,000	SGD, 3.63%, 07/01/2014	1,114,765
30,000	SGD, 1.13%, 04/01/2016	24,368
	Slovenia Government International Bond(b)
1,370,000	5.50%, 10/26/2022	1,500,150
1,210,000	5.85%, 05/10/2023	1,358,225
31,120,000	Sweden Government Bond
	SEK, 4.50%, 08/12/2015	4,869,234
	Ukraine Government International Bond(b)

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$100,000	EUR, 4.95%, 10/13/2015	$129,194
860,000	6.25%, 06/17/2016	830,072
855,000	6.58%, 11/21/2016	825,075
2,740,000	9.25%, 07/24/2017	2,774,250
1,480,000	7.75%, 09/23/2020	1,411,920
3,280,000	7.95%, 02/23/2021	3,132,400
2,740,000	7.80%, 11/28/2022	2,589,300
3,000,000	7.50%, 04/17/2023	2,820,000
1,505,000	Vietnam Government International Bond(b)
	6.75%, 01/29/2020	1,700,650
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 60.55% (Cost $205,362,269)		$230,487,085

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 16.55%
	Bank Negara Malaysia Monetary Notes
560,000	MYR, 1.97%, 07/03/2014	174,372
780,000	MYR, 2.58%, 07/08/2014	242,778
140,000	MYR, 2.66%, 07/10/2014	43,568
410,000	MYR, 2.78%, 07/17/2014	127,521
1,030,000	MYR, 2.83%, 07/24/2014	320,177
3,980,000	MYR, 2.84%, 09/25/2014	1,231,165
1,730,000	MYR, 2.87%, 08/05/2014	537,252
1,030,000	MYR, 2.89%, 08/14/2014	319,634
340,000	MYR, 2.90%, 08/21/2014	105,450
2,140,000	MYR, 2.92%, 09/09/2014	662,693
2,120,000	MYR, 2.92%, 09/11/2014	656,393
3,460,000	MYR, 2.93%, 09/18/2014	1,070,672
3,800,000	MYR, 2.94%, 10/02/2014	1,174,541
770,000	MYR, 2.95%, 07/15/2014	239,510
3,695,000	MYR, 2.95%, 10/16/2014	1,140,781
2,345,000	MYR, 2.95%, 10/28/2014	723,277
485,000	MYR, 2.97%, 11/06/2014	149,473
2,060,000	MYR, 3.00%, 11/18/2014	634,193
590,000	MYR, 3.03%, 12/02/2014	181,407
570,000	MYR, 3.07%, 12/16/2014	175,030
1,300,000	MYR, 3.12%, 01/08/2015	398,326
100,000	MYR, 3.14%, 01/20/2015	30,605
5,030,000	MYR, 3.17%, 02/17/2015	1,535,406
3,860,000	MYR, 3.19%, 03/05/2015	1,176,525
1,310,000	MYR, 3.19%, 03/12/2015	399,027
770,000	MYR, 3.20%, 03/24/2015	234,280
660,000	MYR, 3.21%, 06/03/2015	199,562
2,160,000	MYR, 3.23%, 04/16/2015	655,781
900,000	MYR, 3.24%, 04/28/2015	272,931
7,240,000	MYR, 3.24%, 05/19/2015	2,191,528
1,630,000	MYR, 3.24%, 06/16/2015	492,197
1,975,000	MYR, 3.36%, 05/05/2015	597,968

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Canadian Government
$790,000	CAD, 0.91%, 07/31/2014	$739,789
250,000	CAD, 0.92%, 08/14/2014	234,026
400,000	CAD, 0.92%, 08/28/2014	374,307
720,000	CAD, 0.93%, 09/11/2014	673,509
	Mexico Cetes
4,696,000	MXP, 2.92%, 07/10/2014	361,679
51,011,000	MXP, 2.96%, 10/16/2014	3,897,848
8,494,400	MXP, 3.04%, 05/28/2015	637,006
7,945,100	MXP, 3.06%, 12/24/2014	603,469
76,361,400	MXP, 3.07%, 12/11/2014	5,805,785
22,203,000	MXP, 3.07%, 04/01/2015	1,672,511
	Philippines Treasury Bills
1,750,000	PHP, 0.00%, 07/02/2014	40,092
690,000	PHP, 1.03%, 08/06/2014	15,791
9,860,000	PHP, 1.15%, 09/03/2014	225,428
79,370,000	PHP, 1.32%, 10/08/2014	1,811,762
2,130,000	PHP, 1.32%, 04/08/2015	48,305
	Singapore Treasury Bills
410,000	SGD, 0.23%, 07/11/2014	328,793
1,210,000	SGD, 0.24%, 07/25/2014	970,247
7,780,000	SGD, 0.24%, 08/01/2014	6,238,151
1,030,000	SGD, 0.24%, 08/15/2014	825,794
3,918,000	SGD, 0.25%, 08/19/2014	3,141,137
2,115,000	SGD, 0.25%, 09/30/2014	1,695,150
4,260,000	SGD, 0.26%, 11/25/2014	3,412,896
	Sweden Treasury Bills
5,170,000	SEK, 0.70%, 08/20/2014	773,016
69,380,000	SEK, 0.76%, 09/17/2014	10,366,768
		62,987,282
U.S. Government Agency Bonds and Notes — 9.19%
35,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	35,000,000

Repurchase Agreements — 0.21%
39,544	Repurchase agreement (principal amount/value $39,544 with a maturity value of $39,546) with Merrill Lynch, Pierce, Fenner & Smith, 0.06%, dated 6/30/14 to be repurchased at $39,544 on 7/1/14 collateralized by U.S. Treasury securities, 0.25% - 8.00%, 8/15/15 - 11/15/43, with a value of $40,337. (f)	39,544

187,864	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $187,864 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (f)	187,864

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$187,864	Undivided interest of 0.25% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $187,864 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (f)	$187,864

187,864	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $187,864 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (f)	187,864

187,864	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $45,500,000 with a maturity value of $45,500,126) with Goldman Sachs & Co, 0.10%, dated 6/30/14 to be repurchased at $187,864 on 7/1/14 collateralized by various U.S. Government Agency securities, 2.77% - 5.50%, 3/1/26 - 6/1/44, with a value of $46,348,001. (f)	187,864
		791,000

TOTAL SHORT TERM INVESTMENTS — 25.95% (Cost $98,514,001)		$98,778,282

TOTAL INVESTMENTS — 86.50% (Cost $303,876,270)		$329,265,367
OTHER ASSETS & LIABILITIES, NET — 13.50%		$51,396,212
TOTAL NET ASSETS — 100.00%		$380,661,579

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.

(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $21,861,885 and $23,266,459, respectively, representing 6.11% of net assets.

(c)	All or a portion of the security is on loan at June 30, 2014.

(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

(e)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2014. Maturity date disclosed represents final maturity date.

(f)	Collateral received for securities on loan.

At June 30, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	PLN	12,790,000	EUR	2,955,722	August 2014	$58,343
DB	USD	16,717,621	EUR	12,242,018	January 2015	(61,780)
DB	USD	2,098,368	JPY	216,473,441	January 2015	(41,996)
CIT	USD	136,055	JPY	14,230,000	January 2015	(4,636)
CIT	USD	2,873,044	EUR	2,104,547	January 2015	(11,509)
SAH	USD	987,946	JPY	102,550,000	January 2015	(25,985)
HSB	USD	1,409,407	JPY	144,999,132	January 2015	(24,360)
SAH	USD	2,194,058	EUR	1,599,692	February 2015	1,124
DB	USD	213,725	JPY	21,785,000	February 2015	(1,767)
GS	USD	774,772	EUR	563,000	February 2015	2,978
HSB	USD	1,513,652	JPY	154,330,000	February 2015	(12,771)
JPM	USD	1,505,814	EUR	1,098,000	February 2015	647
GS	USD	1,658,992	JPY	168,946,270	February 2015	(11,965)
SAH	USD	2,635,052	JPY	266,814,000	February 2015	(3,739)
BB	USD	4,122,224	EUR	3,022,356	February 2015	(20,790)
CIT	USD	2,447,211	JPY	249,286,000	February 2015	(18,308)
BB	USD	3,851,552	JPY	391,350,000	February 2015	(19,172)
CIT	USD	926,071	EUR	681,000	February 2015	(7,407)
HSB	USD	1,101,689	EUR	810,000	February 2015	(8,616)
JPM	USD	7,115,036	JPY	721,793,000	February 2015	(23,561)
BA	USD	328,175	EUR	240,017	February 2015	(863)
DB	USD	3,654,995	EUR	2,702,000	February 2015	(48,739)
CIT	USD	2,420,888	EUR	1,748,934	March 2015	23,112
HSB	USD	232,334	EUR	169,000	March 2015	638
MS	USD	663,403	EUR	479,000	March 2015	6,698
BB	USD	2,317,198	JPY	236,853,110	March 2015	(26,085)
HSB	USD	456,639	JPY	46,600,000	March 2015	(4,343)
MS	USD	376,746	JPY	38,040,000	March 2015	381
BB	USD	857,855	EUR	622,920	March 2015	3,813
JPM	USD	968,306	JPY	98,600,000	March 2015	(7,066)
JPM	USD	66,520	EUR	48,000	March 2015	710
DB	USD	557,356	JPY	56,915,000	March 2015	(5,787)
DB	USD	3,045,087	EUR	2,217,133	March 2015	5,396
CIT	USD	1,393,059	JPY	141,415,000	March 2015	(6,090)
JPM	USD	1,390,948	EUR	1,003,563	April 2015	14,763
BB	USD	353,993	EUR	255,924	April 2015	3,027
JPM	USD	901,405	JPY	91,900,000	April 2015	(8,177)

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	693,745	JPY	70,490,000	April 2015	$(3,897)
CIT	USD	121,510	JPY	12,300,000	April 2015	(221)
SAH	USD	1,568,613	EUR	1,134,000	April 2015	13,464
DB	USD	1,863,272	EUR	1,350,263	April 2015	11,701
HSB	USD	2,106,426	EUR	1,522,934	April 2015	18,047
CIT	USD	562,640	EUR	408,391	May 2015	2,511
BA	USD	2,630,000	JPY	266,622,825	May 2015	(9,675)
CIT	USD	2,387,195	JPY	242,099,600	May 2015	(9,632)
BB	USD	2,450,314	EUR	1,782,997	May 2015	4,771
HSB	USD	1,315,000	JPY	133,579,700	May 2015	(7,500)
GS	USD	2,107,721	EUR	1,528,816	May 2015	10,869
SAH	USD	536,176	JPY	54,379,000	May 2015	(2,166)
GS	USD	716,678	JPY	72,750,000	May 2015	(3,534)
JPM	USD	579,906	EUR	424,212	May 2015	(1,971)
BB	USD	1,315,000	JPY	133,472,500	May 2015	(6,439)
DB	USD	3,182,580	JPY	324,250,000	June 2015	(28,760)
BB	USD	5,979,267	EUR	4,390,321	June 2015	(43,183)
DB	USD	1,311,249	EUR	963,700	June 2015	(10,773)
CIT	USD	3,898,124	JPY	398,324,000	June 2015	(46,413)
BB	USD	1,534,363	JPY	156,670,000	June 2015	(17,111)
HSB	USD	3,521,241	JPY	359,550,000	June 2015	(39,296)
JPM	USD	2,154,157	JPY	219,790,000	June 2015	(22,449)
JPM	CLP	60,820,000	USD	108,957	July 2014	657
DB	CLP	234,440,000	USD	421,703	July 2014	893
MS	CLP	200,970,000	USD	377,728	July 2014	(15,560)
MS	CLP	100,440,000	USD	188,737	August 2014	(8,084)
JPM	CLP	173,000,000	USD	308,900	August 2014	2,169
DB	CLP	119,850,000	USD	213,636	October 2014	877
DB	CLP	198,360,000	USD	348,550	November 2014	4,777
DB	CLP	80,850,000	USD	141,817	December 2014	2,157
MS	CLP	233,400,000	USD	423,171	January 2015	(9,112)
MS	CLP	516,460,000	USD	899,824	February 2015	13,422
BB	CLP	118,300,000	USD	203,509	February 2015	5,823
JPM	CLP	183,400,000	USD	321,303	February 2015	2,822
CIT	CLP	205,770,000	USD	359,927	February 2015	3,959
DB	CLP	348,170,000	USD	608,580	February 2015	7,144
DB	CLP	226,160,000	USD	387,285	March 2015	11,984
MS	CLP	594,930,000	USD	1,040,416	May 2015	3,135
DB	CLP	196,499,000	USD	344,856	June 2015	(679)
BB	CLP	309,000,000	USD	543,727	June 2015	(2,451)
JPM	CLP	137,620,000	USD	242,502	June 2015	(1,412)
MS	CLP	47,000,000	USD	82,348	June 2015	(25)
DB	EUR	4,205,100	USD	5,741,223	July 2015	28,173
JPM	HUF	198,959,000	EUR	653,361	September 2014	(38,550)
JPM	HUF	291,821,350	EUR	917,047	March 2015	(7,952)
DB	HUF	224,506,000	EUR	703,560	March 2015	(2,955)

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	INR	36,046,000	USD	588,820	July 2014	$8,757
HSB	INR	67,969,250	USD	1,102,164	July 2014	24,894
DB	INR	71,891,500	USD	1,168,481	July 2014	23,735
JPM	INR	45,583,000	USD	753,711	August 2014	(859)
CIT	INR	2,458,000	USD	40,277	August 2014	383
HSB	INR	83,991,000	USD	1,377,735	August 2014	10,768
DB	INR	55,650,500	USD	924,836	August 2014	(6,022)
HSB	INR	7,569,250	USD	126,579	September 2014	(2,511)
CIT	INR	2,482,000	USD	41,496	September 2014	(617)
DB	INR	34,205,500	USD	564,443	September 2014	(2,837)
JPM	INR	13,318,000	USD	218,732	September 2014	(164)
JPM	KRW	9,272,549,000	USD	8,464,989	February 2015	617,178
CIT	MXP	9,729,548	USD	733,050	July 2014	16,295
HSB	MXP	25,646,790	USD	1,922,548	September 2014	44,142
CIT	MXP	12,937,830	USD	973,898	December 2014	11,720
CIT	MXP	10,058,022	USD	749,480	January 2015	15,418
CIT	MXP	12,160,800	USD	896,090	March 2015	24,683
HSB	MXP	130,158,965	USD	9,742,000	May 2015	74,551
CIT	MXP	40,978,160	USD	3,071,132	June 2015	14,434
JPM	MYR	1,005,000	USD	298,471	July 2014	14,385
DB	MYR	120,000	USD	37,119	July 2014	242
HSB	MYR	6,237,296	USD	1,856,390	August 2014	84,526
HSB	MYR	1,758,089	USD	546,431	October 2014	(1,767)
DB	MYR	877,000	USD	272,318	October 2014	(641)
JPM	MYR	1,295,000	USD	402,663	October 2014	(1,537)
HSB	MYR	3,223,000	USD	993,157	November 2014	3,596
DB	MYR	654,360	USD	200,804	November 2014	1,588
JPM	MYR	6,021,213	USD	1,824,940	December 2014	45,241
JPM	MYR	1,086,600	USD	324,950	January 2015	10,094
DB	MYR	728,500	USD	217,119	January 2015	7,537
JPM	MYR	1,245,000	USD	367,919	February 2015	15,426
HSB	MYR	692,000	USD	206,075	February 2015	6,815
HSB	MYR	490,000	USD	145,929	March 2015	4,473
HSB	MYR	400,000	USD	120,102	April 2015	2,605
DB	MYR	2,083,735	USD	629,147	April 2015	9,855
JPM	MYR	7,940,963	USD	2,405,564	April 2015	45,036
JPM	MYR	8,842,397	USD	2,669,000	May 2015	38,747
HSB	MYR	3,600,000	USD	1,090,182	June 2015	9,568
JPM	MYR	2,580,500	USD	787,843	July 2015	102
JPM	PHP	12,070,000	USD	274,981	September 2014	1,483
JPM	PHP	1,750,000	USD	39,814	December 2014	244
JPM	PHP	24,480,000	USD	555,631	June 2015	3,437
DB	PLN	11,336,000	EUR	2,652,068	March 2015	(38,707)
MS	PLN	1,341,000	EUR	314,199	May 2015	(8,517)
DB	PLN	13,020,000	EUR	3,043,834	May 2015	(54,583)
MS	SEK	16,368,194	EUR	1,872,414	July 2014	(136,911)

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	SEK	13,522,280	EUR	1,535,262	July 2014	$(98,340)
UBS	SEK	13,000,000	EUR	1,480,806	August 2014	(100,246)
MS	SEK	2,474,100	EUR	272,616	September 2014	(3,642)
DB	SEK	22,722,758	EUR	2,502,293	September 2014	(33,021)
BB	SEK	617,000	EUR	68,084	September 2014	(969)
UBS	SEK	9,747,000	EUR	1,058,203	October 2014	4,094
DB	SEK	14,090,000	EUR	1,616,085	October 2014	(136,727)
JPM	SGD	3,186,600	USD	2,519,407	July 2014	36,222
HSB	SGD	938,000	USD	739,834	August 2014	12,439
DB	SGD	2,264,000	USD	1,782,572	August 2014	33,157
MS	SGD	2,113,440	USD	1,666,751	August 2014	28,213
HSB	SGD	1,876,300	USD	1,480,444	September 2014	24,372
JPM	SGD	542,000	USD	432,838	December 2014	1,900
HSB	SGD	656,000	USD	523,544	December 2014	2,636
HSB	SGD	349,000	USD	276,108	February 2015	3,864
JPM	SGD	4,710,825	USD	3,780,000	May 2015	(160)
CIT	USD	1,301,888	JPY	129,520,000	July 2014	23,221
DB	USD	786,034	EUR	596,000	July 2014	(30,174)
BB	USD	472,391	EUR	360,000	July 2014	(20,602)
BB	USD	908,441	JPY	90,170,000	July 2014	18,229
JPM	USD	2,708,562	JPY	269,500,000	July 2014	47,961
GS	USD	481,885	EUR	364,000	July 2014	(16,607)
JPM	USD	949,202	EUR	714,000	July 2014	(28,638)
CIT	USD	223,836	EUR	169,019	July 2014	(7,636)
HSB	USD	945,032	EUR	713,000	August 2014	(31,453)
GS	USD	258,396	EUR	193,000	August 2014	(5,934)
HSB	USD	3,218,559	JPY	314,252,000	August 2014	115,557
JPM	USD	2,065,109	EUR	1,550,435	August 2014	(58,375)
DB	USD	1,891,265	JPY	184,977,000	August 2014	64,785
BB	USD	1,379,517	EUR	1,037,648	August 2014	(41,632)
BB	USD	1,583,050	JPY	154,714,000	August 2014	55,374
DB	USD	793,603	EUR	594,845	August 2014	(21,099)
CIT	USD	1,006,355	JPY	97,662,000	August 2014	42,030
MS	USD	81,610	EUR	61,500	August 2014	(2,620)
UBS	USD	950,263	EUR	714,000	August 2014	(27,581)
BB	USD	483,733	EUR	358,437	September 2014	(7,256)
JPM	USD	142,329	JPY	14,034,000	September 2014	3,716
GS	USD	134,931	EUR	100,000	September 2014	(2,052)
CIT	USD	55,723	EUR	40,478	September 2014	276
HSB	USD	175,746	EUR	130,000	September 2014	(2,332)
DB	USD	2,655,055	EUR	1,976,700	September 2014	(52,580)
JPM	USD	1,561,443	JPY	156,275,000	October 2014	17,650
BB	USD	677,364	EUR	489,881	October 2014	6,231
DB	USD	4,945,437	EUR	3,615,000	October 2014	(6,815)
HSB	USD	1,922,970	EUR	1,416,000	October 2014	(16,879)
BB	USD	610,439	JPY	59,530,000	October 2014	22,343

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SAH	USD	381,389	JPY	37,802,500	November 2014	$7,847
CIT	USD	2,694,856	JPY	267,955,958	November 2014	47,057
DB	USD	2,823,544	EUR	2,094,401	November 2014	(45,992)
DB	USD	699,710	JPY	69,943,000	November 2014	8,562
JPM	USD	2,366,388	EUR	1,760,286	November 2014	(45,401)
CIT	USD	3,341,629	EUR	2,485,000	November 2014	(63,109)
HSB	USD	565,777	JPY	55,989,000	November 2014	12,540
MS	USD	82,766	EUR	61,500	November 2014	(1,496)
BB	USD	187,264	EUR	138,468	November 2014	(2,443)
JPM	USD	1,007,014	JPY	100,113,000	November 2014	17,753
MS	USD	286,824	JPY	28,500,000	November 2014	5,212
BB	USD	1,000,627	JPY	103,760,000	December 2014	(25,045)
HSB	USD	336,448	EUR	246,482	December 2014	(1,293)
CIT	USD	1,561,014	JPY	161,870,000	December 2014	(39,077)
DB	USD	2,621,823	EUR	1,912,771	December 2014	795
DB	USD	2,617,568	JPY	268,480,000	December 2014	(36,268)
HSB	USD	2,617,643	JPY	268,900,000	December 2014	(40,344)
JPM	USD	502,078	EUR	364,000	December 2014	3,295
GS	USD	1,324,984	JPY	137,159,000	January 2015	(31,188)
BB	USD	224,895	EUR	165,000	January 2015	(1,249)
BB	USD	2,344,463	JPY	243,130,000	January 2015	(59,405)
JPM	USD	2,044,946	JPY	212,145,000	January 2015	(52,597)
JPM	CLP	109,000,000	USD	184,902	March 2015	7,327
JPM	USD	2,682,098	JPY	262,126,000	August 2014	93,790
CIT	USD	186,484	EUR	140,049	August 2014	(5,322)
DB	CLP	582,440,000	USD	1,035,529	August 2014	12,506
DB	CLP	695,950,000	USD	1,230,062	September 2014	18,465
DB	CLP	485,200,000	USD	866,540	January 2015	(6,747)
				Net Appreciation		$51,031

At June 30, 2014, the Fund held the following outstanding interest rate swaps:

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Unrealized Depreciation
Citibank N.A.	Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(151,707)
Citibank N.A.	Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(317,494)

					Net Depreciation	$(469,201)

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Summary of Investments by Country as of June 30, 2014.
Country	Fair Value	Percentage of Fund Investments
Brazil	$18,374,932	5.58%
Canada	12,507,600	3.80
Hungary	24,047,394	7.30
Iceland	783,491	0.24
Indonesia	6,322,361	1.92
Ireland	27,342,523	8.30
Lithuania	1,845,182	0.56
Malaysia	32,454,526	9.86
Mexico	26,624,078	8.09
Peru	3,783,906	1.15
Philippines	3,052,033	0.93
Poland	26,953,825	8.19
Russia	3,934,896	1.19
Serbia	2,273,550	0.69
Singapore	17,751,301	5.39
Slovenia	2,858,375	0.87
South Korea	46,265,659	14.05
Sweden	16,009,018	4.86
Ukraine	14,797,461	4.49
United States	39,582,606	12.02
Vietnam	1,700,650	0.52
Total	$329,265,367	100.00%

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities
As of June 30, 2014 (Unaudited)

		Great-West Templeton Global Bond Fund

ASSETS:
	Investments in securities, fair value (including $770,798 of securities on loan)(a)	$328,474,367
	Repurchase agreements, fair value(b)	791,000
	Cash	53,584,049
	Cash denominated in foreign currencies, fair value(c)	1,198,272
	Subscriptions receivable	400,406
	Receivable for investments sold	42,556
	Variation margin on interest rate swaps	878,775
	Unrealized appreciation on forward foreign currency contracts	2,486,511
	Interest receivable	2,945,282
	Total Assets	390,801,217

LIABILITIES:
	Payable to investment adviser	415,909
	Payable upon return of securities loaned	791,000
	Redemptions payable	120,854
	Payable for investments purchased	5,907,194
	Unrealized depreciation on interest rate swaps	469,201
	Unrealized depreciation on forward foreign currency contracts	2,435,480
	Total Liabilities	10,139,638

NET ASSETS		$380,661,579

NET ASSETS REPRESENTED BY:
	Capital stock, $0.10 par value	$3,880,180
	Paid-in capital in excess of par	345,396,491
	Net unrealized appreciation on investments, interest rate swaps, forward foreign currency contracts and foreign currency translations	24,924,027
	Undistributed net investment income	3,050,185
	Accumulated net realized gain on investments and foreign currency transactions	3,410,696

NET ASSETS		$380,661,579

CAPITAL STOCK:
	Authorized	100,000,000
	Issued and Outstanding	38,801,797

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:		$9.81

(a)	Cost of investments	$303,085,270
(b)	Cost of repurchase agreements	$791,000
(c)	Cost of cash denominated in foreign currencies	$1,202,622

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$3,044,244
Income from securities lending	102
Foreign withholding tax	(419,157)
Total Income	2,625,189

EXPENSES:
Management fees	2,346,361
Total Expenses	2,346,361

NET INVESTMENT INCOME	278,828

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	3,912,201
Net realized gain on forward foreign currency contracts	557,583
Net Realized Gain on Investments	4,469,784

Net change in unrealized appreciation on investments and foreign currency translations	7,269,800
Net change in unrealized depreciation on interest rate swaps	(469,201)
Net change in unrealized depreciation on forward foreign currency contracts	(2,441,191)
Net Change in Unrealized Appreciation on Investments	4,359,408

Net Realized and Unrealized Gain on Investments, Interest Rate Swaps, Forward Foreign Currency Contracts and Foreign Currency	8,829,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,108,020

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

		2014 (Unaudited)	2013
Great-West Templeton Global Bond Fund

OPERATIONS:
	Net investment income	$278,828	$4,597,027
	Net realized gain on investments	4,469,784	4,215,023
	Net change in unrealized appreciation (depreciation) on investments	4,359,408	(7,128,054)
	Net Increase in Net Assets Resulting from Operations	9,108,020	1,683,996

DISTRIBUTIONS TO SHAREHOLDERS:
	From net investment income	(154,349)	(4,974,542)
	From net realized gains	–	(2,329,443)
	Total Distributions	(154,349)	(7,303,985)

CAPITAL SHARE TRANSACTIONS:
	Shares sold	51,275,939	119,027,991
	Shares issued in reinvestment of distributions	154,349	7,303,985
	Shares redeemed	(29,034,907)	(50,725,006)
	Net Increase in Net Assets Resulting from Capital Share Transactions	22,395,381	75,606,970

	Total Increase in Net Assets	31,349,052	69,986,981

NET ASSETS:
	Beginning of period	349,312,527	279,325,546
	End of period(a)	$380,661,579	$349,312,527

CAPITAL SHARE TRANSACTIONS - SHARES:
	Shares sold	5,355,171	12,299,004
	Shares issued in reinvestment of distributions	15,782	784,372
	Shares redeemed	(3,031,086)	(5,263,284)
	Net Increase	2,339,867	7,820,092

(a)	Including undistributed net investment income:	$3,050,185	$2,925,706

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
			Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)		2013		2012		2011	2010	2009
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.58		$9.75		$9.04		$9.74	$9.02	$8.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(a)	0.14	(a)	0.23	(a)	0.47	0.29	1.59
Net realized and unrealized gain (loss)	0.22		(0.09)		1.08		(0.62)	0.69	(0.42)
Total From Investment Operations	0.23		0.05		1.31		(0.15)	0.98	1.17

LESS DISTRIBUTIONS:
From return of capital	–		–		–		–	–	(0.17)
From net investment income	(0.00)	(b)	(0.15)		(0.51)		(0.52)	(0.23)	–
From net realized gains	–		(0.07)		(0.09)		(0.03)	(0.03)	–
Total Distributions	(0.00)		(0.22)		(0.60)		(0.55)	(0.26)	(0.17)

NET ASSET VALUE, END OF PERIOD	$9.81		$9.58		$9.75		$9.04	$9.74	$9.02

TOTAL RETURN(c)	2.44%	(d)	0.55%		14.76%		(1.63%)	10.92%	14.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$380,662		$349,313		$279,326		$219,002	$219,031	$147,080
Ratio of expenses to average net assets	1.30%	(e)	1.30%		1.30%		1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.15%	(e)	1.45%		2.44%		2.69%	2.86%	4.02%
Portfolio turnover rate	16%	(d)	34%		32%		36%	22%	39%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 30, 2014

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June 30, 2014

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).

Semi-Annual Report - June 30, 2014

ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts.  The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or provides more liquidity rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $275,004,248 in forward foreign currency contracts for the reporting period.

Swap Agreements

An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount.

Semi-Annual Report - June 30, 2014

For interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. The Fund has entered interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $7,040,000 in interest rate swaps for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Unrealized depreciation on interest rate swaps	$469,201
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,486,511	Unrealized depreciation on forward foreign currency contracts	$2,435,480

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)			Net change in unrealized depreciation on interest rate swaps	$(469,201)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$557,583	Net change in unrealized depreciation on forward foreign currency contracts	$(2,441,191)

3. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2014.

		Gross Amounts Not Offset on the
		Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments	Cash Collateral Received/ (Pledged)	Net Amount
Derivative Assets (forwards) (b)	$2,486,511	$(1,466,180)	$ -	$1,020,331

Derivative Liabilities (forwards) (c)	$2,435,480	$(1,466,180)	$ -	$969,300

(a) The gross amount of derivative and repurchase agreement investments are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b) The gross amount of the derivative investments assets is reported in unrealized appreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.
(c) The gross amount of the derivative investments liabilities is reported in unrealized depreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2014

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

5. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $40,857,519 and $35,832,066, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $154,000, respectively.

6. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $303,876,270. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $28,726,607 and gross depreciation of investments in which there was an excess of tax cost over value of $3,337,510 resulting in net appreciation of $25,389,097.

7. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $770,798 and received collateral of $791,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Franklin Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the first, first, second and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non‑Management Expenses and the Fund’s Management Fee Less Non‑Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe. The Board considered that the size of the Fund may contribute to the high expenses as the Fund is not benefiting from economies of scale.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)    A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014